Identifiable Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 456,570	$ 486,026	$ 456,570
Foreign currency translation		2,892	834
Goodwill, ending balance		$ 488,918	486,026
Q1 2022 Acquisition
Goodwill [Roll Forward]
Acquisition	$ 1,200		1,212
MENU Acquisition
Goodwill [Roll Forward]
Acquisition			28,495
Punchh Acquisition ASC 805 measurement period adjustment
Goodwill [Roll Forward]
ASC 805 measurement period adjustment			$ (1,085)